Note 10 - Accrued Payroll and Payroll Expenses - Accrued Payroll and Expenses (Details) - USD ($)	Jan. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Accrued vacation	$ 3,264,000	$ 3,482,161	$ 3,041,238
Accrued bonus	1,145,000	1,766,013	2,131,945
Other accrued	975,000	1,457,035	1,729,483
Total accrued payroll and payroll expenses	$ 5,384,000	$ 6,705,209	$ 6,902,666